Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
15. Leases
T
he Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.
(a) The following table sets forth the breakdown of leasing expenses:

	For the years ended December 31,
	2020	2021
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	41,377	30,261
Interest of lease liabilities	3,276	1,695
Expenses for short-term leases within 12 months	7,526	5,911

Total lease cost	52,179	37,867

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2020	2021
	RMB	RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	45,682	36,066

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2020	2021
Weighted-average remaining lease term
Operating leases	1.70 years	3.30 years
Weighted-average discount rate
Operating leases	4.75%	4.75%

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2020 and 2021:

	For the years ended December 31,
	2020	2021
	RMB	RMB
Beginning balance	95,786	54,968
Recognition of additional leasing contract	559	24,431
Amortization of right of use assets	(41,377)	(30,261)

Ending balance	54,968	49,138

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2020 and 2021:

	For the years ended December 31,
	2020	2021
	RMB	RMB
Beginning balance	85,143	43,296
Recognition of additional leasing contract	559	24,431
Interest of lease liabilities	3,276	1,695
Leasing payment	(45,682)	(36,066)

Ending balance	43,296	33,356

(f) The following table sets forth the maturities of lease liabilities:

As of
December 31, 2021
RMB
2022	17,111
2023	6,308
2024	4,476
2025	4,700
2026	3,655

Total undiscounted lease payments	36,250
Less: Imputed interest	(2,894)

Total lease liabilities	33,356